Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table (“PVP Table”)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (in thousands)	FRE ($) (in thousands) (5)
2024	32,754,716	244,212,688	24,194,631	64,202,987	239.23	131.52	23,483	764,228
2023	198,685,926	298,150,394	17,841,590	55,849,226	158.86	95.30	80,090	606,331
2022 (1)	34,123,944	35,292,922	34,936,014	37,004,604	97.80	77.58	92,426	453,850

(1)
TPG commenced trading in connection with the IPO on January 13, 2022. All changes in fair value as determined pursuant to ASC 718 during the 2022 year and the performance measures of Net Income and FRE are measured from December 31, 2021. The performance measures of total shareholder return and peer group total shareholder return are measured from the date of the IPO through December 31, 2022.

(2)	For each of 2022, 2023 and 2024, the CEO in the compensation columns is Mr. Winkelried, and NEOs in the compensation columns are Mr. Coulter, Mr. Weingart, Mr. Sisitsky and Ms. Vazquez-Ubarri.

(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other
NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022				2023				2024
	PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)	All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944		34,936,014		198,685,926		17,841,590		32,754,716	24,194,631

Less, for amounts reported under the “stock awards” column in the SCT	1,444,436		9,922,582		184,999,271		4,384,680		17,052,695	14,139,274
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816		9,518,617		251,065,762		5,723,910		22,963,765	19,233,386
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)		(2,315,637)		17,079,676		24,838,720		181,661,899	21,081,229
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)		(1,176,438)		10,194,089		8,250,334		9,527,541	9,331,581
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,552,035	(a)(b)	5,964,630	(a)(b)	6,124,212	(a)(b)	3,579,352	(a)(b)	14,357,462	4,501,434
“Compensation Actually Paid”	35,292,922		37,004,604		298,150,394		55,849,226		244,212,688	64,202,987

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

(b)
These amounts have been adjusted from the numbers previously reported in the PVP Table to reflect accrued dividend equivalents on unvested PRSUs and distributions on reallocated TPG Partner Units that were previously inadvertently omitted.

(4)
We selected the Dow Jones U.S. Asset Managers Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation
S-K.

(5)
We have selected FRE as the most important financial performance measure (that is not otherwise required to be disclosed in the table). We use FRE to link compensation paid to the Company’s NEOs for 2022, 2023 and 2024 to the Company’s performance. We believe that measuring FRE is a useful way to analyze Company performance year over year in future pay versus performance disclosure. FRE is not prepared in accordance with U.S. GAAP. For a reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP financial measure and insight into how this non-GAAP
measures is considered by management, please see Appendix 1: Reconciliation of
Non-GAAP
Measures.

Company Selected Measure Name	FRE
Named Executive Officers, Footnote	For each of 2022, 2023 and 2024, the CEO in the compensation columns is Mr. Winkelried, and NEOs in the compensation columns are Mr. Coulter, Mr. Weingart, Mr. Sisitsky and Ms. Vazquez-Ubarri.
Peer Group Issuers, Footnote	We selected the Dow Jones U.S. Asset Managers Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 32,754,716	$ 198,685,926	$ 34,123,944
PEO Actually Paid Compensation Amount	$ 244,212,688	298,150,394	35,292,922
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other
NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022				2023				2024
	PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)	All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944		34,936,014		198,685,926		17,841,590		32,754,716	24,194,631

Less, for amounts reported under the “stock awards” column in the SCT	1,444,436		9,922,582		184,999,271		4,384,680		17,052,695	14,139,274
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816		9,518,617		251,065,762		5,723,910		22,963,765	19,233,386
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)		(2,315,637)		17,079,676		24,838,720		181,661,899	21,081,229
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)		(1,176,438)		10,194,089		8,250,334		9,527,541	9,331,581
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,552,035	(a)(b)	5,964,630	(a)(b)	6,124,212	(a)(b)	3,579,352	(a)(b)	14,357,462	4,501,434
“Compensation Actually Paid”	35,292,922		37,004,604		298,150,394		55,849,226		244,212,688	64,202,987

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

(b)
These amounts have been adjusted from the numbers previously reported in the PVP Table to reflect accrued dividend equivalents on unvested PRSUs and distributions on reallocated TPG Partner Units that were previously inadvertently omitted.

Non-PEO NEO Average Total Compensation Amount	$ 24,194,631	17,841,590	34,936,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 64,202,987	55,849,226	37,004,604
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other
NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022				2023				2024
	PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)		All NEOs (Other than PEO) ($)		PEO ($)	All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944		34,936,014		198,685,926		17,841,590		32,754,716	24,194,631

Less, for amounts reported under the “stock awards” column in the SCT	1,444,436		9,922,582		184,999,271		4,384,680		17,052,695	14,139,274
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816		9,518,617		251,065,762		5,723,910		22,963,765	19,233,386
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)		(2,315,637)		17,079,676		24,838,720		181,661,899	21,081,229
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)		(1,176,438)		10,194,089		8,250,334		9,527,541	9,331,581
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,552,035	(a)(b)	5,964,630	(a)(b)	6,124,212	(a)(b)	3,579,352	(a)(b)	14,357,462	4,501,434
“Compensation Actually Paid”	35,292,922		37,004,604		298,150,394		55,849,226		244,212,688	64,202,987

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

(b)
These amounts have been adjusted from the numbers previously reported in the PVP Table to reflect accrued dividend equivalents on unvested PRSUs and distributions on reallocated TPG Partner Units that were previously inadvertently omitted.

Tabular List, Table
List of Most Important Financial Performance Measures for Fiscal Year 2024
As described in greater detail in “—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a commitment to pay-for-performance.
Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, for the 2024 year, to Company performance.

Fee-Related Earnings (Company Selected Measure)*
Assets Under Management
After-Tax Distributable Earnings per share*
Fee-Related Earnings Margin*
Fund Performance

*
FRE, FRE Margin and
After-Tax
Distributable Earnings per share are not prepared in accordance with GAAP. Please see Appendix 1: Reconciliation of
Non-GAAP
Measures for more information about these metrics.

Total Shareholder Return Amount	$ 239.23	158.86	97.8
Peer Group Total Shareholder Return Amount	131.52	95.3	77.58
Net Income (Loss)	$ 23,483,000	$ 80,090,000	$ 92,426,000
Company Selected Measure Amount	764,228,000	606,331,000	453,850,000
PEO Name	Mr. Winkelried
Additional 402(v) Disclosure	TPG commenced trading in connection with the IPO on January 13, 2022. All changes in fair value as determined pursuant to ASC 718 during the 2022 year and the performance measures of Net Income and FRE are measured from December 31, 2021. The performance measures of total shareholder return and peer group total shareholder return are measured from the date of the IPO through December 31, 2022.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee-Related Earnings
Non-GAAP Measure Description	We have selected FRE as the most important financial performance measure (that is not otherwise required to be disclosed in the table). We use FRE to link compensation paid to the Company’s NEOs for 2022, 2023 and 2024 to the Company’s performance. We believe that measuring FRE is a useful way to analyze Company performance year over year in future pay versus performance disclosure. FRE is not prepared in accordance with U.S. GAAP. For a reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP financial measure and insight into how this non-GAAP
measures is considered by management, please see Appendix 1: Reconciliation of
Non-GAAP
	Measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Assets Under Management
Measure:: 3
Pay vs Performance Disclosure
Name	After-Tax Distributable Earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Fee-Related Earnings Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Fund Performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,052,695)	$ (184,999,271)	$ (1,444,436)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,963,765	251,065,762	1,262,816
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,661,899	17,079,676	(2,376,329)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,527,541	10,194,089	(1,825,108)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,357,462	6,124,212	5,552,035
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,139,274)	(4,384,680)	(9,922,582)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,233,386	5,723,910	9,518,617
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,081,229	24,838,720	(2,315,637)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,331,581	8,250,334	(1,176,438)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,501,434	$ 3,579,352	$ 5,964,630